Financial instruments: valuation - Movement in Level 3 portfolios - Liabilities (Details) - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in level 3 liabilities
Amounts recorded in the income statement	£ 381	£ (90)
Amounts recorded in the statement of comprehensive income	0	0
Level 3 transfers in	81	20
Level 3 transfers out	(64)	(168)
Purchases/Originations	382	305
Settlements/Other decreases	(41)	(28)
Sales	(378)	(321)
Foreign exchange and other adjustments	6	(3)
Financial liabilities, class [member]
Movement in level 3 liabilities
Amounts recorded in the income statement in respect of balances held at year end - unrealised	381	(90)
Other operating income and interest income | Other financial instruments
Movement in level 3 liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	(14)	(29)
Income from trading activities | Trading assets and liabilities
Movement in level 3 liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	£ (224)	£ (3)